SCHEDULE OF OUTSTANDING WARRANTS (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,965,585	10,965,585	10,965,585
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,658,313	2,658,313	2,658,313
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 1.97		₪ 7.1418
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,366,631	1,366,631	1,366,631
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 1.97		₪ 7.1418
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	221,100	221,100	221,100
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 8.00		₪ 29.025
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,084,562	1,084,562	1,084,562
Expiry date	May 28, 2026
Exercise price | (per share)	$ 8.00		₪ 29.025
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,634,366	1,634,366	1,634,366
Expiry date	Nov. 08, 2024
Exercise price | (per share)	$ 1.60	$ 2.04
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,034,463	1,034,463	1,034,463
Expiry date	Mar. 13, 2025
Exercise price | (per share)	$ 1.75	$ 2.35
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,214,596	2,214,596	2,214,596
Expiry date	Jun. 12, 2025
Exercise price | (per share)	$ 2.20	$ 2.93
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	751,554	751,554	751,554
Expiry date	Dec. 13, 2025
Exercise price | (per share)	$ 1.50	$ 2.05